Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Income Securities Trust
Entity Central Index Key	0000789281
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000024664
Shareholder Report [Line Items]
Fund Name	Federated Hermes Inflation Protected Securities Fund
Class Name	Class A Shares
Trading Symbol	RRFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Inflation Protected Securities Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 97,120,735
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$97,120,735 Number of Investments33 Portfolio Turnover28%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	1.8%
Collaterized Mortgage Obligations	4.3%
U.S. Treasury Securities	93.3%

Material Fund Change [Text Block]
C000024665
Shareholder Report [Line Items]
Fund Name	Federated Hermes Inflation Protected Securities Fund
Class Name	Class C Shares
Trading Symbol	RRFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Inflation Protected Securities Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$67	1.35%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
AssetsNet	$ 97,120,735
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$97,120,735 Number of Investments33 Portfolio Turnover28%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	1.8%
Collaterized Mortgage Obligations	4.3%
U.S. Treasury Securities	93.3%

Material Fund Change [Text Block]
C000024666
Shareholder Report [Line Items]
Fund Name	Federated Hermes Inflation Protected Securities Fund
Class Name	Institutional Shares
Trading Symbol	RRFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Inflation Protected Securities Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 97,120,735
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$97,120,735 Number of Investments33 Portfolio Turnover28%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	1.8%
Collaterized Mortgage Obligations	4.3%
U.S. Treasury Securities	93.3%

Material Fund Change [Text Block]
C000233371
Shareholder Report [Line Items]
Fund Name	Federated Hermes Inflation Protected Securities Fund
Class Name	Class R6 Shares
Trading Symbol	FIPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Inflation Protected Securities Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 97,120,735
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$97,120,735 Number of Investments33 Portfolio Turnover28%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	1.8%
Collaterized Mortgage Obligations	4.3%
U.S. Treasury Securities	93.3%

Material Fund Change [Text Block]